Marketable Securities: (Tables)	6 Months Ended
Jun. 30, 2012
Marketable Securities

Note 5.           Marketable Securities:

	June 30,	December 31,
	2012	2011
Fair value at beginning of year	$892,271	$2,263,923
Acquisitions	–	698,574
Dispositions, at cost	(6,272)	(894,053)
Realized gain on sale	(7,373)	(772,698)
Unrealized loss	(267,149)	(403,475)
Fair value at balance sheet date	$611,477	$892,271